Consolidated Statements of Operations (FY) - USD ($)	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues [Abstract]
Rental and other property revenues	$ 3,054,823			$ 1,248,961	$ 1,180,972	$ 367,542	$ 0					$ 7,605,791	$ 1,548,514	$ 2,797,475	$ 0
Real estate note investment interest	171,746			28,078	16,699	0	0					360,874	16,699	44,777	0
Total revenues	3,226,569			1,277,039	1,197,671	367,542	0	$ 0	$ 0	$ 0	$ 0	7,966,665	1,565,213	2,842,252	0
Expenses
Property operations expense	1,358,507			545,103	661,181	222,641	0					3,282,037	883,822	1,428,925	0
Reimbursable operating expenses to related parties	263,915			142,261	148,906	125,485	125,000					732,998	399,391	541,652	0
Asset management fee to related party	811,233			357,544	296,126	137,942	19,783					1,941,542	453,851	811,395	0
Depreciation and amortization	2,295,445			1,021,662	1,270,577	445,951	0					5,629,247	1,716,528	2,738,190	0
General and administrative expenses	1,534,590			413,750	210,700	134,198	118,160	98,137	0	1,109	963	2,315,303	463,058	876,808	100,209
Total operating expenses	6,263,690			2,480,320	2,587,490	1,066,217	262,943					13,901,127	3,916,650	6,396,970	100,209
Other income (expense)
Equity in earnings of unconsolidated real estate entity	708,067			272,805	0	0	0					1,273,488	0	272,805	0
Interest income	6,887			192,968	137,543	130,599	31,432					196,821	299,574	492,542	0
Interest expense	(1,045,464)			(393,804)	(388,186)	(134,636)	0					(2,480,448)	(522,822)	(916,626)	0
Nonoperating Income (Expense), Total	(330,510)			71,969	(250,643)	(4,037)	31,432					(1,010,139)	(223,248)	(151,279)	0
Total expenses before asset management fee waiver	(6,594,200)			(2,408,351)	(2,838,133)	(1,070,254)	(231,511)					(14,911,266)	(4,139,898)	(6,548,249)	(100,209)
Asset management fee waived by Advisor	48,543			99,319	310,484	0	0					188,333	310,484	409,803	0
Net expenses after asset management fee waiver	(6,545,657)			(2,309,032)	(2,527,649)	(1,070,254)	(231,511)					(14,722,933)	(3,829,414)	(6,138,446)	(100,209)
Net loss	$ (3,319,088)	$ (2,647,130)	$ (790,050)	$ (1,031,993)	$ (1,329,978)	$ (702,712)	$ (231,511)	$ (98,137)	$ 0	$ (1,109)	$ (963)	$ (6,756,268)	$ (2,264,201)	$ (3,296,194)	$ (100,209)
Weighted-average shares outstanding (in shares)	11,225,384				6,091,617							10,412,719	3,613,382	4,711,343	32,053
Net loss per common share - basic and diluted (in dollars per share)	$ (0.30)			$ (0.12)	$ (0.22)	$ (0.18)	$ (0.26)	$ (1.45)	$ 0	$ (0.06)	$ (0.05)	$ (0.65)	$ (0.63)	$ (0.70)	$ (3.13)